CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts payable and accrued liabilities, current	¥ 85,991	¥ 69,120
Ordinary shares, shares authorized | shares	500,000,000	500,000,000
Common stock shares issued | shares	338,498,819	337,969,926
Common stock, shares, outstanding | shares	338,498,819	337,969,926
Short term borrowings	¥ 104,600	¥ 66,100
Operating lease liabilities, current	17,545	17,527
Current portion of long-term borrowings	7,844	2,376
Operating lease liabilities, non-current	6,485	14,830
Long term borrowings net of current portion	46,505	54,349
Variable Interest Entity, Primary Beneficiary
Accounts payable and accrued liabilities, current	41,425	35,685
Short term borrowings	104,600	66,100
Operating lease liabilities, current	4,998	4,367
Current portion of long-term borrowings	7,844	2,376
Operating lease liabilities, non-current	4,436	730
Long term borrowings net of current portion	¥ 46,505	¥ 54,349